DEFERRED INCOME TAX (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Applicable tax rate	23.00%	23.00%	23.99%
Value of non-capital losses	$ 270.4	$ 441.8	$ 386.8